Investment Strategy	Apr. 30, 2026
Crawford Large Cap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. Crawford Investment Counsel, Inc. (“the Adviser”) utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Adviser seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth, and a history of dividend growth. The Adviser’s goal is to identify companies that the Adviser believes have market prices that do not reflect their true values and that have above-average total return potential.

The Adviser’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Adviser’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Adviser then selects a portfolio of companies that it believes are undervalued and present an attractive trade-off between risk and return. The Adviser seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large cap companies that pay or are expected to pay regular dividends. The Adviser considers large cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell 1000® Value Index (the “Index”). As of December 31, 2025, the market capitalization of the companies appearing in the Index ranged from approximately $1.2 million to $3.8 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

The Fund may at times overweight certain economic sectors in comparison to the Index because the Adviser seeks the best investment opportunities regardless of sector. The Adviser generally purchases securities for the long-term. As a result, the Adviser believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Adviser deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the Adviser believes that a better investment opportunity is present.

Crawford Small Cap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of small capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Adviser manages the Fund by investing primarily in companies with market capitalizations of $5 billion or less at the time of purchase. The Adviser believes investing long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Adviser utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values. The Adviser’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio managers are responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

The Adviser’s goal is to identify high quality, small capitalization companies that have strong balance sheets and predictable earnings that are undervalued and have above-average total return potential. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. After the fundamental analysis has been completed, the Adviser selects a portfolio of companies that the Adviser believes are undervalued and present an attractive trade-off between risk and return. The Adviser seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

The Adviser believes that, by focusing on small capitalization companies with consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the Russell 2000® Index (the “Index”). The Adviser also believes that the consistency and stability of the Fund’s portfolio companies cause the companies to have less earnings variability than other companies, which also leads to less stock price volatility than companies of similar size, because investors can be more confident in the expected results from these companies.

The Fund may invest its assets in securities of U.S. companies and foreign companies. The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Adviser seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Index or two times the weighting of that sector in the Index, whichever is greater. The Adviser generally purchases securities only for the long-term.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of small cap companies that pay or are expected to pay regular dividends. The Adviser considers small cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Index. As of December 31, 2025, the market capitalization of the companies appearing in the Index ranged from approximately $5 million to $31.4 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts.

The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the Adviser believes that a better investment opportunity is present.

Crawford Multi-Asset Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues a multi-asset income strategy with the primary objective of generating current income. The Fund invests primarily in dividend paying common stocks, preferred stocks, corporate bonds, U.S. government securities, convertible bonds and real estate investment trusts (“REITs”). The Fund may invest throughout the investment quality spectrum, including debt securities with below investment grade ratings (“junk bonds”). The Adviser utilizes a bottom-up approach to security selection. The Fund emphasizes income over capital appreciation.

The Adviser seeks to provide diversified exposure across income producing assets. Within each asset class, the Adviser places an emphasis on the relative quality among the investments available. The Adviser also assesses each security’s risk profile and attempts to balance the Fund’s holdings across the four primary risk categories of market risk, interest rate risk, oil/energy price risk and credit risk. The Fund plans to invest in high yield, dividend paying stocks across the capitalization spectrum. The Fund may invest in bonds of all maturities. The Fund’s maturity strategy will be heavily influenced by yield opportunities, which will be balanced by interest rate risk.

Under normal circumstances, the Fund will invest at least 80% of its assets in income producing securities. The Fund may invest in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in business development companies (“BDCs”), master limited partnerships (“MLPs”), residential mortgage backed securities (“RMBS”), commercial mortgage backed securities (“CMBS”), asset backed securities (“ABS”), and closed end funds. The Adviser typically seeks to hold between 30 and 125 securities (although the number may vary depending on market conditions).

The Fund may at times overweight certain economic sector/asset classes in comparison to the Fund’s benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index, because the Adviser seeks the best investment opportunities regardless of sector or asset class. The Adviser generally purchases securities for the long-term. As a result, the Adviser believes that under normal circumstances the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Adviser deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the security has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the current yield is incompatible with the Fund’s objective of providing current income or the Adviser believes that a better investment opportunity is present.